SBA Loan (Details Narrative) - Small Business Administration - USD ($)	1 Months Ended	9 Months Ended
	May 08, 2020	Sep. 30, 2020
Debt amount	$ 45,000	$ 45,000
Repayment of principal	$ 2,500
Due date	May 08, 2022
Interest expense		$ 200
Interest rate	1.00%